UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08252

CREDIT SUISSE EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2007 to July 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Emerging Markets Fund

Schedule of Investments

July 31, 2007 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (93.8%)
Argentina (0.5%)
Energy Equipment & Services (0.5%)
Tenaris SA ADR	4,100	$197,497
TOTAL ARGENTINA		197,497
Austria (0.5%)
Energy Equipment & Services (0.5%)
C.A.T. oil AG*	6,500	177,068
TOTAL AUSTRIA		177,068
Brazil (9.2%)
Airlines (0.4%)
Gol-Linhas Aereas Inteligentes SA ADR§	6,100	152,012
Banks (0.6%)
Unibanco - Uniao de Bancos Brasileiros SA GDR§	2,000	233,280
Beverages (0.2%)
Companhia de Bebidas das Americas ADR§	1,180	82,659
Commingled Fund (0.5%)
Gafisa SA ADR*§	5,771	181,498
Diversified Telecommunication Services (0.5%)
Brasil Telecom Participacoes SA	8,978	199,842
Electric Utilities (1.3%)
Obrascon Huarte Lain Brasil SA	13,600	254,512
Terna Participacoes SA	16,000	252,287
		506,799
Food Products (0.3%)
Cosan SA Industria e Comercio	7,000	118,647
Internet & Catalog Retail (0.7%)
Submarino SA	6,900	291,458
Oil & Gas (2.4%)
Petroleo Brasileiro SA - Petrobras ADR§	17,000	949,450
Real Estate (1.0%)
PDG Realty SA Empreendimentos e Participacoes	35,400	410,736
Specialty Retail (0.8%)
Lojas Renner SA	13,000	246,064
Redecard SA*	4,191	72,380
		318,444
Transportation Infrastructure (0.5%)
Wilson Sons, Ltd. BDR*	15,443	220,467
TOTAL BRAZIL		3,665,292
Chile (1.0%)
Electric Utilities (0.6%)
Enersis SA ADR§	13,500	239,220
Water Utilities (0.4%)
Inversiones Aguas Metropolitanas SA ADR Rule 144A‡	6,700	160,934
TOTAL CHILE		400,154
China (7.4%)
Automobiles (0.5%)
Dongfeng Motor Corp. Series H	329,794	192,098
Banks (1.8%)
China Construction Bank Series H§	411,400	305,581
Industrial & Commercial Bank of China Series H§	697,003	424,837
		730,418
Diversified Telecommunication Services (0.4%)
China Communication Services Corporation, Ltd. Series H*	256,975	182,702

	Number of
	Shares	Value

COMMON STOCKS
China
Electrical Equipment (0.7%)
Dongfang Electrical Machinery Company, Ltd. Series H	41,000	$262,153
Insurance (1.8%)
China Life Insurance Company, Ltd. Series H§	101,800	439,746
Ping An Insurance Group Company, Ltd. Series H§	32,000	272,817
		712,563
Oil & Gas (1.6%)
China Petroleum & Chemical Corp. Series H	231,100	244,922
PetroChina Company, Ltd. Series H§	255,400	377,811
		622,733
Real Estate (0.6%)
Beijing Capital Land, Ltd. Series H	385,900	250,833
New World China Land, Ltd.§	100	106
		250,939
TOTAL CHINA		2,953,606
Colombia (0.5%)
Diversified Financials (0.5%)
Suramericana de Inversiones SA	19,883	201,896
TOTAL COLOMBIA		201,896
Egypt (1.2%)
Construction & Engineering (0.7%)
Orascom Construction Industries	3,600	252,638
Diversified Telecommunication Services (0.5%)
Telecom Egypt	69,000	211,450
TOTAL EGYPT		464,088
Hong Kong (4.4%)
Communications Equipment (0.8%)
Delta Networks, Inc.*	512,554	318,944
Oil & Gas (1.0%)
CNOOC, Ltd.§	320,500	381,785
Real Estate (0.5%)
Greentown China Holdings, Ltd.	93,000	220,699
Wireless Telecommunication Services (2.1%)
China Mobile, Ltd.	72,800	837,863
TOTAL HONG KONG		1,759,291
Hungary (0.1%)
Oil & Gas (0.1%)
Falcon Oil & Gas, Ltd.*	33,800	33,555
TOTAL HUNGARY		33,555
India (6.6%)
Automobiles (0.4%)
Mahindra & Mahindra, Ltd.	8,700	155,937
Diversified Financials (0.7%)
ICICI Bank, Ltd. ADR§	6,600	292,512
Diversified Telecommunication Services (0.5%)
Bharti Airtel, Ltd.*	9,375	207,613
Electrical Equipment (0.8%)
Bharat Heavy Electricals, Ltd.	7,080	299,863
Gas Utilities (0.6%)
Gail India, Ltd.	29,000	239,774
Industrial Conglomerates (0.6%)
Grasim Industries, Ltd.	3,460	250,752

	Number of
	Shares	Value

COMMON STOCKS
India
IT Consulting & Services (1.5%)
Infosys Technologies, Ltd. ADR§	7,600	$376,960
Tata Consultancy Services, Ltd.	7,952	225,222
		602,182
Materials (0.4%)
Hindalco Industries, Ltd.	37,500	156,965
Oil & Gas (0.6%)
Cairn Energy PLC*	6,337	221,740
Wireless Telecommunication Services (0.5%)
Reliance Communication Ventures, Ltd.	15,100	207,659
TOTAL INDIA		2,634,997
Indonesia (2.1%)
Banks (1.0%)
PT Bank Central Asia	285,000	191,067
PT Bank Mandiri	572,800	213,057
		404,124
Wireless Telecommunication Services (1.1%)
PT Telekomunikasi Indonesia	355,100	422,133
TOTAL INDONESIA		826,257
Israel (1.2%)
Electronic Equipment & Instruments (0.4%)
Orbotech, Ltd.*§	6,200	133,610
Insurance (0.4%)
Harel Insurance Investments, Ltd.	3,100	154,451
Pharmaceuticals (0.4%)
Teva Pharmaceutical Industries, Ltd. ADR	4,000	168,080
TOTAL ISRAEL		456,141
Kazakhstan (0.9%)
Oil & Gas (0.9%)
KazMunaiGas Exploration Production GDR Rule 144A‡	14,300	337,480
TOTAL KAZAKHSTAN		337,480
Malaysia (1.9%)
Diversified Financials (1.0%)
AMMB Holdings Berhad	290,200	391,339
Hotels, Restaurants & Leisure (0.2%)
Resorts World Berhad	72,000	85,852
Industrial Conglomerates (0.7%)
IOI Corporation Berhad	193,500	293,747
TOTAL MALAYSIA		770,938
Mexico (5.4%)
Beverages (0.5%)
Fomento Economico Mexicano SA de CV ADR	4,872	180,361
Construction Materials (0.9%)
Cemex SA de CV ADR*§	10,689	345,682
Household Durables (0.5%)
Consorcio ARA SA de CV	122,400	179,212
Metals & Mining (0.5%)
Grupo Mexico SA de CV Series B	29,649	207,596
Real Estate (0.5%)
Urbi Desarrollos Urbanos SA de CV*§	51,305	216,868
Transportation Infrastructure (0.5%)
Grupo Aeroportuario del Pacifico SA de CV ADR§	4,500	218,790

	Number of
	Shares	Value

COMMON STOCKS
Mexico
Wireless Telecommunication Services (2.0%)
America Movil SAB de CV ADR Series L	10,100	$604,788
America Movil SAB de CV Series L	63,874	191,479
		796,267
TOTAL MEXICO		2,144,776
Russia (10.2%)
Banks (1.7%)
Sberbank RF	118,000	479,671
VTB Bank OJSC GDR*	17,153	182,680
		662,351
Electric Utilities (0.6%)
RAO Unified Energy System of Russia*	176,700	241,368
Industrial Conglomerates (1.1%)
Mining and Metallurgical Company Norilsk Nickel ADR§	1,800	427,500
Oil & Gas (5.4%)
Gazprom	94,935	1,017,502
Gazprom ADR	3,350	143,343
Lukoil ADR	12,100	974,050
		2,134,895
Pharmaceuticals (0.2%)
Pharmstandard*	1,324	80,102
Pharmstandard OJSC-S GDR Rule 144A*‡	1,483	25,048
		105,150
Wireless Telecommunication Services (1.2%)
OAO Vimpel Communications ADR	4,600	487,140
TOTAL RUSSIA		4,058,404
Singapore (1.2%)
Energy-Alternate Sources (0.5%)
China Energy, Ltd.*§	170,000	189,524
Machinery (0.7%)
Yangzijiang Shipbuilding Holdings, Ltd.*	215,000	276,286
TOTAL SINGAPORE		465,810
South Africa (6.8%)
Banks (1.3%)
FirstRand, Ltd.	101,893	328,514
Standard Bank Group, Ltd.	13,357	190,446
		518,960
Construction & Engineering (0.6%)
Group Five, Ltd.	25,200	226,096
Diversified Telecommunication Services (0.4%)
Telkom South Africa, Ltd.	7,400	174,671
Food Products (0.5%)
Tiger Brands, Ltd.	7,600	198,121
Insurance (0.5%)
Liberty Group, Ltd.	14,021	177,046
Metals & Mining (1.4%)
Anglo Platinum, Ltd.	2,500	345,195
AngloGold Ashanti, Ltd.	5,400	227,916
		573,111
Oil & Gas (1.3%)
Sasol	13,800	524,458
Wireless Telecommunication Services (0.8%)
MTN Group, Ltd.	20,900	295,341

	Number of
	Shares	Value

COMMON STOCKS
TOTAL SOUTH AFRICA		$2,687,804
South Korea (15.7%)
Banks (2.7%)
Kookmin Bank	8,540	745,360
Shinhan Financial Group Company, Ltd.	4,908	332,125
		1,077,485
Beverages (0.4%)
Hite Brewery Company, Ltd.	1,211	159,208
Building Products (0.6%)
KCC Corp.	500	229,054
Construction & Engineering (1.5%)
GS Engineering & Construction Corp.	2,710	402,275
Hyundai Development Co.	2,560	212,415
		614,690
Industrial - Other (0.7%)
Hanla Level Company, Ltd.*	10,000	269,770
Machinery (2.6%)
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	3,600	234,195
Hyundai Heavy Industries Company, Ltd.	1,450	559,397
Pyeong San Company, Ltd.	5,000	238,793
		1,032,385
Metals & Mining (1.5%)
POSCO ADR§	4,200	598,290
Multiline Retail (1.6%)
Hyundai Department Store Company, Ltd.	2,440	262,442
Shinsegae Company, Ltd.	550	359,047
		621,489
Semiconductor Equipment & Products (4.1%)
Samsung Electronics Company, Ltd.	2,450	1,617,325
TOTAL SOUTH KOREA		6,219,696
Taiwan (13.3%)
Banks (1.9%)
Chang Hwa Commercial Bank	467,000	298,673
Chinatrust Financial Holding Company, Ltd.*	596,060	469,236
		767,909
Chemicals (0.4%)
Formosa Plastics Corp.	64,000	157,064
Computers & Peripherals (1.5%)
Acer, Inc.	145,000	317,646
Wistron Corp.*	142,000	287,838
		605,484
Construction Materials (1.0%)
Asia Cement Corp.	306,400	392,565
Diversified Telecommunication Services (0.0%)
Chunghwa Telecom Company, Ltd.	22	38
Electronic Equipment & Instruments (3.0%)
Delta Electronics, Inc.	99,225	388,726
Hon Hai Precision Industry Company, Ltd.	95,364	784,109
		1,172,835
Food & Drug Retailing (0.8%)
President Chain Store Corp.*	109,700	303,584
Food Products (0.7%)
Uni-President Enterprises Corp.*	265,400	284,614
Insurance (1.0%)
Cathay Financial Holding Company, Ltd.	160,933	417,776

	Number of
	Shares	Value

COMMON STOCKS
Taiwan
Metals & Mining (0.5%)
China Steel Corp.	144,534	$188,595
Semiconductor Equipment & Products (2.5%)
MediaTek, Inc.	6,700	119,441
Taiwan Semiconductor Manufacturing Company, Ltd.	446,595	876,927
		996,368
TOTAL TAIWAN		5,286,832
Thailand (1.6%)
Banks (1.1%)
Kasikornbank Public Company, Ltd.	76,000	191,577
Krung Thai Bank Public Company, Ltd.	214,000	74,410
Siam City Bank Public Company, Ltd.	284,200	163,591
		429,578
Construction & Engineering (0.5%)
Italian - Thai Development Public Company, Ltd.*	1,000,000	217,617
TOTAL THAILAND		647,195
Turkey (2.1%)
Banks (1.6%)
Akbank T.A.S.	26,117	175,434
Turkiye Garanti Bankasi AS	37,858	258,246
Turkiye Is Bankasi Series C	38,000	204,961
		638,641
Commercial Services & Supplies (0.5%)
TAV Havalimanlari Holding AS*	21,329	207,669
TOTAL TURKEY		846,310
TOTAL COMMON STOCKS (Cost $22,597,413)		37,235,087
PREFERRED STOCKS (6.7%)
Brazil (6.7%)
Banks (1.6%)
Banco Bradesco SA	9,400	246,277
Banco Itau Holding Financeira SA	8,100	374,413
		620,690
Beverages (0.4%)
Companhia de Bebidas das Americas ADR§	2,500	171,250
Diversified Telecommunication Services (0.4%)
Telemar Norte Leste SA Class A	5,000	171,634
Industrial Conglomerates (1.3%)
Bradespar SA	5,050	214,394
Itausa - Investimentos Itau SA	46,887	298,833
		513,227
Metals & Mining (1.8%)
Companhia Vale do Rio Doce ADR	16,800	711,144
Oil & Gas (1.2%)
Petroleo Brasileiro SA - Petrobras ADR	7,600	493,240
TOTAL PREFERRED STOCKS (Cost $668,553)		2,681,185
RIGHTS (0.0%)
Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
True Corporation Public Company, Ltd. strike price THB 20.60, expires 04/03/08*^ (Cost $0)	191,874	0
SHORT-TERM INVESTMENT (15.1%)
State Street Navigator Prime Portfolio§§ (Cost $6,014,044)	6,014,044	6,014,044

TOTAL INVESTMENTS AT VALUE (115.6%) (Cost $29,280,010)	45,930,316

LIABILITIES IN EXCESS OF OTHER ASSETS (-15.6%)	(6,213,588)

NET ASSETS (100.0%)	$39,716,728

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

BDR = Brazilian Depositary Receipt

GDR = Global Depositary Receipt

*	Non-income producing security.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to a value of $523,462 or 1.3% of net assets.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $29,280,010, $17,001,978, $(351,672) and $16,650,306, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE EMERGING MARKETS FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 24, 2007